Deposits - Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Demand deposits	$ 136,525	$ 126,953
Savings accounts	93,130	94,441
Negotiable order of withdrawal accounts	329,572	310,080
Money market demand accounts	406,984	339,417
Certificates of deposit $100,000 or greater	251,722	260,641
Other certificates of deposit	240,815	263,095
Individual retirement accounts $100,000 or greater	42,487	44,845
Other individual retirement accounts	53,020	54,450
Deposits	$ 1,554,255	$ 1,493,922